DEBT AND CREDIT FACILITIES 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements	$ 82
Energia Sierra Juarez Wind Project [Member] | Term Loan Due June 2033 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Percentage of equity interest sold	50.00%
Long-term debt including current portion divested from deconsolidation	82
Copper Mountain Solar 3 [Member] | Term Loan Due March 2027 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Percentage of equity interest sold	50.00%
Long-term debt including current portion divested from deconsolidation	97
Broken Bow 2 Wind [Member] | Fixed Rate Note Due June 2039 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Percentage of equity interest sold	50.00%
Long-term debt including current portion divested from deconsolidation	72
Mehoopany Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements		11
Proceeds From Return Of Capital		13	17
Mehoopany Wind Farm [Member] | Term Loan Due May 2031 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding		162
Flat Ridge 2 Wind Farm [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Liability for guarantee obligation associated with cash flow requirements		3
Proceeds From Return Of Capital			148
Flat Ridge 2 Wind Farm [Member] | Term Loan Due June 2023 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding		242
Flat Ridge 2 Wind Farm [Member] | Fixed Rate Note Due June 2035 [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Long-term debt outstanding		$ 110